Revenues - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability	$ 327,109,000	$ 262,217,000	$ 242,823,000
Unbilled revenue	78,568,000	81,340,000
RevenueRemainingPerformanceObligation2023	405,678,000	343,557,000
ContractWithCustomerLiabilityRevenueRecognized2023	$ 202,576,000	$ 180,014,000